OTHER CURRENT ASSETS, NET (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Provision for losses		$ 175,641	$ 175,641	$ 179,765
DSS Letter Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock issued lieu of cash	33,333,333
Unpaid service fees	$ 700,000